Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
10. Goodwill and Intangible Assets
Goodwill
The Company performed an annual qualitative goodwill assessment of the goodwill held related to the BlackSky reporting unit as of October 1, 2021. The Company determined that no triggering events occurred that would require the Company to quantitatively test goodwill for impairment during the year ended December 31, 2021. As of December 31, 2021, the Company believes that the estimated fair values of the BlackSky reporting unit is still in excess of its respective carrying value and therefore is not at-risk of being impaired. To the extent this reporting unit realizes actual operating results in the future below forecasted results, or realize decreases in forecasted results as compared to previous forecasts or, in the event the estimated fair value of the reporting unit decreases (as a result, among other things, of changes in market capitalization, including further declines in the stock price), the Company may incur goodwill impairment charges in the future. Goodwill was as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—
Net carrying value of goodwill	$9,393	$9,393
Intangible Assets
Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
	December 31, 2021
Customer relationships	$6,530	$(4,050)	$2,480
Distribution agreements	326	(326)	—
Technology and domain name	4,054	(4,054)	—
Total intangible assets at December 31, 2021	$10,910	$(8,430)	$2,480

	December 31, 2020
Customer relationships	$6,530	$(3,489)	$3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790
Total intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831
For each of the years ended December 31, 2021 and 2020, amortization expense related to intangible assets was $1.4 million. These amounts were included in depreciation and amortization expense in the consolidated statements of operations and comprehensive loss. The Company estimates that it will have the following amortization expense for the future periods indicated below:

For the years ending December 31:	(in thousands)
2022	561
2023	561
2024	561
2025	561
2026	236
Total	2,480